Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income
Income taxes, unrealized holding losses on available for sale securities	$ 20	$ (291)
Income taxes, reclassification adjustment for gain on available-for-sale securities realized in net income	(4)	(92)
Income taxes, accretion of unrealized loss on securities transferred to held-to-maturity	23	28
Income taxes, pension, actuarial gain	(267)	(29)
Income taxes, reclassification adjustment for loss on write-down of held-to-maturity securities realized in net income	$ 10	$ 1